DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2025

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 111.6%

	ELECTRIC, GAS AND WATER - 75.1%
1,650,657	Alliant Energy Corp. (a)	$97,190,684
1,229,716	Ameren Corp. (a)	115,839,247
608,162	American Electric Power Co., Inc. (a)	59,818,814
293,942	American Water Works Co. (a)	36,636,931
594,025	Atmos Energy Corp. (a)	84,654,503
389,700	Black Hills Corp.	22,887,081
3,403,880	CenterPoint Energy, Inc. (a)(b)	110,864,372
1,262,547	CMS Energy Corp. (a)	83,328,102
1,238,640	Dominion Energy, Inc. (a)	68,855,998
615,542	DTE Energy Co. (a)	73,791,175
571,200	Duke Energy Corp.	63,968,688
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	21,884,439
1,665,510	Emera Inc. (Canada)	63,503,858
5,332,200	Enel S.p.A. (Italy)	38,075,661
1,137,964	Entergy Corp. (a)(b)	92,266,121
1,548,410	Essential Utilities, Inc. (a)	54,937,587
1,463,508	Evergy, Inc. (a)(b)	93,913,308
303,840	Eversource Energy (a)(b)	17,525,491
1,138,500	FirstEnergy Corp. (a)	45,312,300
981,900	Fortis Inc. (Canada)	41,967,623
3,539,400	Iberdrola, S.A. (Spain)	50,187,033
5,202,284	National Grid plc (United Kingdom)	63,334,963
1,243,797	NextEra Energy, Inc. (a)(b)	89,006,113
2,660,666	NiSource Inc. (a)	99,242,842
779,470	Northwest Natural Holding Co.	31,116,442
1,870,780	OGE Energy Corp. (a)	79,003,039
576,000	ONE Gas, Inc. (a)(b)	40,688,640
2,526,022	PG&E Corp. (a)(b)	39,532,244
624,930	Pinnacle West Capital Corp. (a)	54,343,913
2,011,580	PPL Corp.	67,589,088
938,370	Public Service Enterprise Group Inc. (a)	78,391,430
1,329,191	Sempra Energy (a)	110,229,810
616,000	Severn Trent Plc. (United Kingdom)	19,341,849
935,041	Southern Co. (a)	78,496,692
776,340	Spire Inc. (a)(b)	55,089,086
1,024,400	WEC Energy Group, Inc. (a)	101,681,944
1,686,151	Xcel Energy Inc. (a)	113,309,347

		2,457,806,458

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 24.0%
350,000	Cheniere Energy, Inc. (a)	$78,277,500
217,620	DT Midstream Inc.	21,997,030
1,083,145	Enbridge Inc. (Canada)	46,835,190
3,850,062	Energy Transfer Equity LP	78,849,270
1,200,000	Enterprise Products Partners LP	39,180,000
1,000,000	Keyera Corp. (Canada)	28,475,747
1,625,026	Kinder Morgan, Inc. (a)	44,655,714
250,000	Kodiak Gas Services, Inc.	11,695,000
1,448,852	MPLX LP	75,354,793
660,000	ONEOK, Inc.	64,132,200
1,051,600	Pembina Pipeline Corp. (Canada)	38,092,136
1,764,900	Plains All American Pipeline, LP	34,945,020
425,000	South Bow Corp.	10,157,500
365,000	Targa Resources Corp.	71,832,000
1,250,000	TC Energy Corp. (Canada)	56,312,500
260,000	Western Midstream Partners, LP	10,699,000
1,300,000	The Williams Companies, Inc.	72,059,000

		783,549,600

	TELECOMMUNICATIONS - 12.5%
374,650	American Tower Corp. (a)	69,291,518
2,584,500	AT&T Inc. (a)	61,330,185
1,216,375	BCE Inc. (Canada) (a)	28,937,561
730,050	Cellnex Telecom SA (Spain)	24,581,651
735,895	Crown Castle Inc. (a)(b)	65,700,706
65,143	Equinix, Inc. (a)(b)	59,518,553
2,666,500	Telus Corp. (Canada)	38,812,235
1,339,489	Verizon Communications Inc. (a)	52,762,472
782,200	Vodafone Group Plc ADR (United Kingdom)	6,679,988

		407,614,869

	Total Common Stocks & MLP Interests
	(Cost $2,763,755,260)	3,648,970,927

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Par Value	Description	Value

BONDS - 21.3%

	ELECTRIC, GAS AND WATER - 10.9%
$6,850,000	AEP Texas Inc.
	5.40%, 6/01/33	$6,807,195
7,000,000	Ameren Corp.
	5.70%, 12/01/26	7,116,873
15,000,000	American Electric Power
	5 5/8%, 3/01/33	15,170,676
15,000,000	American Water Capital Corp.
	3.40%, 3/01/25	14,984,032
10,000,000	American Water Capital Corp.
	5.15%, 3/01/34 (a)(b)	9,930,999
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	23,964,835
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)(b)	11,221,274
9,000,000	CMS Energy Corp.
	3.45%, 8/15/27 (a)(b)	8,734,388
8,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	7,779,695
5,000,000	Connecticut Light & Power Co.
	4.95%, 8/15/34	4,889,626
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,075,000
10,000,000	DTE Electric Co.
	5.10%, 3/1/29	10,036,772
18,500,000	DTE Electric Co.
	5.85%, 6/1/34 (a)(b)	18,922,999
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27 (a)(b)	9,627,165
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,799,160
5,000,000	Edison International
	4.70%, 8/15/25	4,981,868
5,600,000	Edison International
	4 1/8%, 3/15/28	5,203,632
8,000,000	Edison International
	5 1/4%, 3/15/32	7,270,982

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Par Value	Description	Value

$9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	$9,968,309
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27 (a)(b)	6,740,276
6,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	5,824,827
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	3,776,608
10,000,000	Eversource Energy
	4 1/4%, 4/01/29	9,691,964
11,000,000	Florida Power & Light Co.
	5.30%, 6/15/34 (a)(b)	11,053,617
8,500,000	Kentucky Utilities Co.
	5.45%, 4/15/33	8,612,715
5,000,000	Nextera Energy Capital
	4.45% 6/20/25	4,996,566
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27 (a)(b)	18,496,324
5,000,000	Ohio Power Co.
	6.60%, 2/15/33 (a)(b)	5,363,455
10,000,000	Progress Energy Inc.
	7 3/4%, 3/01/31	11,321,699
10,000,000	Public Service Electric
	3.00%, 5/15/27 (a)(b)	9,685,231
6,000,000	Public Service Electric
	6 1/8%, 10/15/33	6,270,998
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,963,526
7,225,000	Sempra Energy
	5.50%, 8/01/33	7,195,454
16,300,000	Southern Power Co.
	4.15%, 12/01/25	16,254,754
9,000,000	Southern Power Co.
	5 3/4%, 9/15/33	9,230,188
8,500,000	Virginia Electric & Power Co.
	3 1/2%, 3/15/27 (a)(b)	8,307,235
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,691,639
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	2,865,622
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)(b)	8,770,327

		354,598,505

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 7.0%
$20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	$19,841,454
10,000,000	Enbridge Inc. (Canada)
	5.70%, 3/08/33	10,134,516
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25	2,996,884
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29 (a)(b)	9,961,936
7,200,000	Energy Transfer Partners
	6.55%, 12/01/33	7,651,584
7,900,000	Energy Transfer Partners
	5.80%, 6/15/38	7,829,973
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,596,759
8,000,000	Enterprise Products Operating LP
	5.35%, 1/31/33	8,099,355
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,593,789
16,000,000	Kinder Morgan Energy Partners, LP
	5.80%, 3/15/35 (a)(b)	16,122,389
8,000,000	MPLX LP
	4 1/4%, 12/01/27	7,889,215
7,000,000	MPLX LP
	4.95%, 9/01/32	6,791,940
9,000,000	MPLX LP
	5.00%, 3/01/33	8,692,925
11,000,000	ONEOK, Inc.
	5.00%, 3/1/26 (a)(b)	11,027,063
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35 (a)(b)	11,260,580
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,588,068
13,500,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	13,494,188
8,000,000	Plains All American Pipeline, LP
	6.65%, 1/15/37	8,450,717
20,000,000	Targa Resource Partners
	6 1/2%, 7/15/27 (a)(b)	20,141,460
18,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28 (a)(b)	18,381,344
15,000,000	The Williams Companies, Inc.
	5.15%, 3/15/34	14,606,905

		230,153,044

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.4%
$5,000,000	American Tower Corp.
	5.80%, 11/15/28	$5,145,074
8,000,000	American Tower Corp.
	5.65%, 3/15/33	8,138,729
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,578,579
5,900,000	Comcast Corp.
	7.05%, 3/15/33 (a)(b)	6,591,342
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,340,909
17,000,000	Crown Castle Inc.
	4.45%, 2/15/26 (a)(b)	16,964,155
9,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	8,524,407
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	17,309,981
10,000,000	Telus Corp.
	2.80% 2/16/27 (a)(b)	9,613,910
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	17,579,534
7,500,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	8,511,579

		111,298,199

	Total Bonds
	(Cost $703,674,638)	696,049,748

	TOTAL INVESTMENTS - 132.9%
	(Cost $3,467,429,898)	4,345,020,675

	Secured borrowings - (23.7)%	(773,000,000)
	Secured notes - (6.1)%	(200,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (4.0)%	(132,000,000)
	Other assets less other liabilities - 0.9%	30,396,979

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,270,417,654

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2025:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,648,970,927	—
Bonds	—	$696,049,748
Total	$3,648,970,927	$696,049,748

There were no Level 3 priced securities held at January 31, 2025, and there were no transfers into or out of Level 3 related to securities held at January 31, 2025.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.